Geographic and major customer information (Tables)	12 Months Ended
Dec. 31, 2013
Revenue Attributed to Countries

The following table represents revenue attributed to countries based on the location of the end-users:

	Year Ended December 31,
	2011	2012	2013
Revenue:
United States	$147,521	$179,893	$202,012
United Kingdom	44,831	56,012	56,220
Other countries(1)	80,040	120,061	148,881

	$272,392	$355,966	$407,113

(1)	No individual country represented more than 10% of the respective totals.

Property and Equipment, Net of Accumulated Depreciation, by Country

The table below lists the Company’s property and equipment, net, by country.

	December 31,
	2012	2013
Long-lived assets:
Czech Republic	$10,980	$10,520
United States	2,344	2,405
Other countries(1)	1,270	2,369

	$14,594	$15,294

(1)	No individual country represented more than 10% of the respective totals.

Revenues Derived from Major Customers in Percentages of Total Revenue

Major customers

Revenues in financial years 2011, 2012 and 2013 derived from major customers were as follows (in percentages of total revenue):

	December 31,
	2011	2012	2013
Yahoo!	6%	—	9%
Google	28%	44%	28%

Accounts Receivable Balance with Major Customers in Percentage of Total Accounts Receivable	Accounts receivable balances with major customers were as follows (in percentage of total accounts receivable):

	December 31,
	2012	2013
Yahoo!	—	18%
Google	36%	19%